Revenue and Other Income - Schedule revenue from contracts with customers (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	$ 607,263,125	$ 580,006,276	$ 367,538,115
Net fair value changes on financial assets at fair value through profit or loss and stock loan	(31,054,945)	(641,603,993)	256,460,295
Net fair value changes on derivative financial instrument	371,305,326	1,165,220,000
Gain related to disposed investment	82,948,508	8,235,180
Dividend income	88,078,159	92,316,548	99,227,724
Total revenue	1,118,540,173	1,204,174,011	723,226,134
Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	165,472,605	403,573,912	217,002,789
Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	210,852,275	52,382,000	71,588,340
Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	196,352,216	103,509,196	43,465,186
Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	33,359,007	19,383,099	31,393,570
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	1,227,022	1,158,069	4,088,230
Investment Banking [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	376,324,880	455,955,912	288,591,129
Total revenue	376,324,880	455,955,912	288,591,129
Investment Banking [member] | Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	165,472,605	403,573,912	217,002,789
Investment Banking [member] | Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	210,852,275	52,382,000	71,588,340
Asset Management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	230,938,245	124,050,364	78,946,986
Total revenue	230,938,245	124,050,364	78,946,986
Asset Management [member] | Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	196,352,216	103,509,196	43,465,186
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	33,359,007	19,383,099	31,393,570
Asset Management [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	1,227,022	1,158,069	4,088,230
Strategic Investment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net fair value changes on financial assets at fair value through profit or loss and stock loan	(31,054,945)	(641,603,993)	256,460,295
Net fair value changes on derivative financial instrument	371,305,326	1,165,220,000
Gain related to disposed investment	82,948,508	8,235,180
Dividend income	88,078,159	92,316,548	99,227,724
Total revenue	$ 511,277,048	$ 624,167,735	$ 355,688,019